Nature of Operations, Background, and Basis of Presentation (Details)		9 Months Ended	12 Months Ended
	Mar. 24, 2025	Sep. 30, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reverse stock split ratio	0.10		0.1
Number of segments | segment		1
Restricted cash			$ 700,000	$ 0
Inventory			0	$ 453,000
New term loan debt
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash		$ 1,000,000
Letter of credit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash		$ 700,000	$ 700,000
Longaberger Licensing, LLC | Variable interest entity, primary beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage		50.00%	50.00%
IM Topco, LLC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership interest			30.00%		30.00%
ORME
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership interest		19.00%		30.00%